Leases (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Lease Income Under Cottonwood Sale Leaseback
Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the three months ended March 31, 2020, and 2019, was as follows:

	FOR THE THREE MONTHS ENDED MAR. 31,
(THOUSANDS)	2020	2019
Fixed payments	$10,000	$6,667
Variable payments	5,566	3,151
Amortization of deferred lease liability(1)	2,302	1,440
Total lease income	$17,868	$11,258

(1) Consists of the deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy. For more information, see Note 2 — “Business Combinations.”

Cleco Cajun is Cleco’s only entity with lessor arrangements. Cleco Cajun’s lease income under the Cottonwood Sale Leaseback for the year ended December 31, 2019, was as follows:

(THOUSANDS)	FOR THE YEAR ENDED DEC. 31, 2019
Fixed payments	$36,667
Variable payments	20,415
Amortization of deferred lease liability(1)	8,438
Total lease income	$65,520

(1) The deferred lease revenue resulting from the fair value of the lease between Cottonwood Energy and a special-purpose entity that is a subsidiary of NRG Energy.